NET INVESTMENT IN DIRECT FINANCING LEASES - Summary of Risk Classification of Direct Financing Lease Receivables (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
NET INVESTMENT IN DIRECT FINANCING LEASES
Total minimum lease payments to be received	$ 113,888,592	$ 122,893,158
Normal
NET INVESTMENT IN DIRECT FINANCING LEASES
Total minimum lease payments to be received	3,243,488	3,829,130
Abnormal
NET INVESTMENT IN DIRECT FINANCING LEASES
Total minimum lease payments to be received	$ 110,645,104	$ 119,064,028